Consolidated Schedule of Investments
January 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–35.72%
U.S. Treasury Bills–11.19%
U.S. Treasury Bills(a)	0.10%	04/22/2021		$ 9,430	$ 9,429,057
U.S. Treasury Bills(a)	0.09%	06/03/2021		11,140	11,137,640
U.S. Treasury Bills(a)	0.08%	06/10/2021		1,770	1,769,612
					22,336,309
U.S. Treasury Notes–24.53%(b)
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%)	0.22%	01/31/2022		24,450	24,483,540
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.11%)	0.18%	04/30/2022		24,450	24,477,668
					48,961,208
Total U.S. Treasury Securities (Cost $71,286,089)					71,297,517
			Shares
Money Market Funds–46.11%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d)				39,525,759	39,525,759
Invesco Liquid Assets Portfolio, Institutional Class, 0.05%(c)(d)				14,433,892	14,439,665
Invesco STIC (Global Series) PLC, U.S. Dollar Liquidity Portfolio (Ireland), Institutional Class, 0.05%(c)(d)				14,917,057	14,917,057
Invesco Treasury Portfolio, Institutional Class, 0.01%(c)(d)				23,140,295	23,140,295
Total Money Market Funds (Cost $92,023,854)					92,022,776
TOTAL INVESTMENTS IN SECURITIES–81.83% (Cost $163,309,943)					163,320,293
OTHER ASSETS LESS LIABILITIES–18.17%					36,265,495
NET ASSETS–100.00%					$199,585,788
Notes to Consolidated Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2021.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$43,201,676	$20,169,645	$(23,845,562)	$-	$-	$39,525,759	$2,138
Invesco Liquid Assets Portfolio, Institutional Class	17,065,275	14,406,889	(17,032,544)	1,328	(1,283)	14,439,665	3,005
Invesco STIC (Global Series) PLC, U.S. Dollar Liquidity Portfolio, Institutional Class	10,541,153	14,398,557	(10,022,653)	-	-	14,917,057	2,624
Invesco Treasury Portfolio, Institutional Class	27,341,344	23,051,022	(27,252,071)	-	-	23,140,295	702
Total	$98,149,448	$72,026,113	$(78,152,830)	$1,328	$(1,283)	$92,022,776	$8,469

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Macro Allocation Strategy Fund

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Brent Crude	49	May-2021	$2,656,290	$163,993	$163,993
Cocoa	111	May-2021	2,746,140	33,409	33,409
Coffee ’C’	35	March-2021	1,613,719	18,362	18,362
Corn	111	July-2021	2,977,575	310,839	310,839
Cotton No.2	73	March-2021	2,943,360	235,114	235,114
Gasoline Reformulated Blendstock Oxygenate Blending	44	February-2021	2,869,390	23,518	23,518
Gold 100 oz.	64	April-2021	11,841,920	(92,956)	(92,956)
Lean Hogs	40	April-2021	1,226,400	45,475	45,475
Live Cattle	56	April-2021	2,729,440	122,262	122,262
LME Nickel	12	March-2021	1,272,492	3,131	3,131
LME ZINC	35	March-2021	2,248,750	(194,359)	(194,359)
Low Sulphur Gas Oil	22	June-2021	999,350	57,555	57,555
Silver	52	March-2021	6,997,640	647,662	647,662
Soybeans	96	July-2021	6,474,000	1,492,257	1,492,257
Soybean Meal	185	March-2021	7,973,500	913,025	913,025
Soybean Oil	187	May-2021	4,926,702	543,834	543,834
Sugar No. 11	108	February-2022	1,785,370	(4,541)	(4,541)
Wheat	119	July-2021	3,825,850	142,253	142,253
Subtotal				4,460,833	4,460,833
Equity Risk
E-Mini Russell 2000 Index	86	March-2021	8,893,260	637,671	637,671
EURO STOXX 50 Index	209	March-2021	8,821,316	(92,359)	(92,359)
FTSE 100 Index	116	March-2021	10,110,009	(178,686)	(178,686)
Hang Seng Index	54	February-2021	9,861,839	(434,343)	(434,343)
S&P/TSX 60 Index	72	March-2021	11,521,126	(208,494)	(208,494)
Tokyo Stock Price Index	90	March-2021	15,500,501	258,593	258,593
Subtotal				(17,618)	(17,618)
Interest Rate Risk
Australia 10 Year Bonds	164	March-2021	18,282,651	(98,757)	(98,757)
Canada 10 Year Bonds	212	March-2021	24,471,805	(201,676)	(201,676)
Long Gilt	43	March-2021	7,898,930	(94,831)	(94,831)
U.S. Treasury Long Bonds	59	March-2021	9,954,406	(287,317)	(287,317)
Subtotal				(682,581)	(682,581)
Subtotal—Long Futures Contracts				3,760,634	3,760,634
Short Futures Contracts
Commodity Risk
KC HRW Wheat	9	July-2021	(287,438)	(40,416)	(40,416)
LME ZINC	36	March-2021	(2,313,000)	186,724	186,724
Natural Gas	67	November-2021	(1,991,240)	135,175	135,175
New York Harbor Ultra-Low Sulfur Diesel	28	March-2021	(1,874,897)	(246,494)	(246,494)
WTI Crude	1	July-2021	(51,000)	(3,374)	(3,374)
Subtotal				31,615	31,615
Equity Risk
MSCI EAFE Index	499	March-2021	(52,781,725)	317,674	317,674
MSCI Emerging Markets Index	412	March-2021	(27,317,660)	16,964	16,964
E-Mini S&P 500 Index	231	March-2021	(42,795,060)	(279,326)	(279,326)
Subtotal				55,312	55,312
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Macro Allocation Strategy Fund

Open Futures Contracts(a)—(continued)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
10 Year Mini Japanese Government Bonds	53	March-2021	$(7,678,915)	$16,614	$16,614
Euro Bund	36	March-2021	(7,743,660)	(4,848)	(4,848)
Subtotal				11,766	11,766
Subtotal—Short Futures Contracts				98,693	98,693
Total Futures Contracts				$3,859,327	$3,859,327

(a)	Futures contracts collateralized by $31,150,000 cash held with Goldman Sachs & Co. LLC, the futures commission merchant.

Open Over-The-Counter Total Return Swap Agreements(a)
Counterparty	Pay/ Receive	Reference Entity	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Morgan Stanley Capital Services LLC	Receive	S&P GSCI Aluminum Dynamic Roll Index Excess Return	0.30%	Monthly	61,000	July—2021	$5,402,909	$—	$34,072	$34,072
Commodity Risk
Barclays Bank PLC	Receive	Barclays Commodity Strategy 1452 Excess Return Index	0.26	Monthly	11,100	November—2021	6,957,736	—	(85,537)	(85,537)
Total — Total Return Swap Agreements								—	(51,465)	(51,465)

(a)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.

Open Over-The-Counter Total Return Swap Agreements(a)
Counterparty	Pay/ Receive	Reference Entity(b)	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Equity Risk
Goldman Sachs International	Receive	MSCI Emerging Markets Momentum Index	1 Month USD LIBOR + 0.65%	Monthly	1,307	April—2021	$18,505,854	$—	$352,222	$352,222
Goldman Sachs International	Receive	MSCI USA Momentum Index	1 Month USD LIBOR + 0.26%	Monthly	1,170	April—2021	4,425,126	—	110,442	110,442
J.P. Morgan Chase Bank, N.A.	Receive	MSCI USA Momentum Index	1 Month USD LIBOR + 0.42%	Monthly	3,470	March—2021	13,124,091	—	327,551	327,551
Subtotal — Appreciation								—	790,215	790,215
Equity Risk
Goldman Sachs International	Receive	MSCI EAFE Minimum Volatility Index	1 Month USD LIBOR + 0.40%	Monthly	8,500	April—2021	17,801,125	—	(290,700)	(290,700)
Goldman Sachs International	Receive	MSCI EAFE Momentum Index	1 Month USD LIBOR + 0.40%	Monthly	605	April—2021	4,279,226	—	(99,237)	(99,237)
Goldman Sachs International	Receive	MSCI EAFE Quality Index	1 Month USD LIBOR + 0.35%	Monthly	3,265	April—2021	15,109,734	—	(306,391)	(306,391)
Goldman Sachs International	Receive	MSCI Emerging Markets Minimum Volatility Index	1 Month USD LIBOR + 0.89%	Monthly	8,940	April—2021	18,084,527	—	(240,287)	(240,287)
Goldman Sachs International	Receive	MSCI USA Minimum Volatility Index	1 Month USD LIBOR - 0.13%	Monthly	3,900	April—2021	17,463,486	—	(229,386)	(229,386)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Macro Allocation Strategy Fund

Open Over-The-Counter Total Return Swap Agreements(a)—(continued)
Counterparty	Pay/ Receive	Reference Entity(b)	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Goldman Sachs International	Receive	MSCI USA Quality Index	1 Month USD LIBOR - 0.10%	Monthly	4,160	April—2021	$14,857,731	$—	$(177,507)	$(177,507)
J.P. Morgan Chase Bank, N.A.	Receive	MSCI EAFE Momentum Index	1 Month USD LIBOR + 0.28%	Monthly	1,935	March—2021	13,676,812	—	(307,760)	(307,760)
J.P. Morgan Chase Bank, N.A.	Receive	MSCI EAFE Quality Index	1 Month USD LIBOR + 0.41%	Monthly	585	March—2021	2,713,499	—	(61,139)	(61,139)
J.P. Morgan Chase Bank, N.A.	Receive	MSCI USA Quality Index	1 Month USD LIBOR + 0.12%	Monthly	730	March—2021	2,607,246	—	(31,149)	(31,149)
Subtotal — Depreciation								—	(1,743,556)	(1,743,556)
Total — Total Return Swap Agreements								$—	$(953,341)	$(953,341)

(a)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(b)	The Reference Entity Componentstable below includes additional information regarding the underlying components of certain reference entities that are not publicly available.

Abbreviations:
LIBOR	– London Interbank Offered Rate

Reference Entity Components
Reference Entity	Underlying Components	Percentage
Barclays Commodity Strategy 1452 Excess Return Index
	Long Futures Contracts
	Copper	100.00%
S&P GSCI Aluminum Dynamic Roll Index Excess Return
	Long Futures Contracts
	Aluminum	100.00%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Macro Allocation Strategy Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
January 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasury Securities	$—	$71,297,517	$—	$71,297,517
Money Market Funds	92,022,776	—	—	92,022,776
Total Investments in Securities	92,022,776	71,297,517	—	163,320,293
Other Investments - Assets*
Futures Contracts	6,322,104	—	—	6,322,104
Swap Agreements	—	824,287	—	824,287
	6,322,104	824,287	—	7,146,391
Other Investments - Liabilities*
Futures Contracts	(2,462,777)	—	—	(2,462,777)
Swap Agreements	—	(1,829,093)	—	(1,829,093)
	(2,462,777)	(1,829,093)	—	(4,291,870)
Total Other Investments	3,859,327	(1,004,806)	—	2,854,521
Total Investments	$95,882,103	$70,292,711	$—	$166,174,814

*	Unrealized appreciation (depreciation).
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Macro Allocation Strategy Fund